Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

8. Stockholders' Equity (Deficit)

Preferred Stock

        As of September 30, 2017, the Company's certificate of incorporation, as amended and restated, authorizes the Company to issue up to 5,000,000 shares of preferred stock with $0.001 par value per share, of which no shares were issued and outstanding.

Common Stock

        As of September 30, 2017, the Company's certificate of incorporation, as amended and restated, authorizes the Company to issue up to 100,000,000 shares of common stock with $0.001 par value per share, of which 788,477 shares were issued and outstanding.

Common Stock Warrants

        In connection with the issuance of the Company's Series E Convertible Preferred Stock in September 2014 through January 2015, the Company issued, to each investor who purchased shares of Series E Convertible Preferred Stock, warrants to purchase up to the number of shares of common stock equal to 70% of the number of shares of the Company's Series E Convertible Preferred Stock purchased by such investor.

        The warrants are immediately exercisable, at an exercise price per share of $504.00, and expire upon the earlier of September 2, 2019 or upon the consummation of a change of control of the Company. The Company determined that these common stock warrants meet the requirements for equity classification. The common stock warrants were recorded at their allocated fair value within stockholders' equity (deficit).

        As of September 30, 2017 and December 31, 2016, warrants to purchase an aggregate of 53,715 shares of common stock were outstanding.

Stock Plans

        In January 2015, the Board of Directors adopted and the Company's stockholders approved the 2015 Plan. The 2015 Plan replaced the 2009 Stock Plan ("2009 Plan" and together with the 2015 Plan, the "Plans") which was terminated immediately prior to consummation of the Company's IPO. The 2015 Plan provides for the grant of incentive stock options ("ISOs") to employees and for the grant of nonstatutory stock options ("NSOs"), restricted stock, RSUs, stock appreciation rights, performance units and performance shares to employees, directors and consultants. Initially a total of 33,000 shares of common stock were reserved for issuance pursuant to the 2015 Plan. The shares reserved for issuance under the 2015 Plan included shares reserved but not issued under the 2009 Plan, plus any share awards granted under the 2009 Plan that expire or terminate without having been exercised in full or that are forfeited or repurchased. In addition, the number of shares available for issuance under the 2015 Plan includes an automatic annual increase on the first day of each fiscal year beginning in fiscal 2016, equal to the lesser of 42,250 shares, 5.0% of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year or an amount as determined by the Board of Directors. For fiscal 2017, the common stock available for issuance under the 2015 Plan was increased by 29,720 shares of common stock. As of September 30, 2017, 43,041 shares were available for grant under the 2015 Plan.

        Pursuant to the Plans, ISOs and NSOs may be granted with exercise prices at not less than 100% of the fair value of the common stock on the date of grant and the exercise price of ISOs granted to a stockholder, who, at the time of grant, owns stock representing more than 10% of the voting power of all classes of the stock of the Company, shall be not less than 110% of the fair market value per share of common stock on the date of grant. The Company's Board of Directors determines the vesting schedule of the options. Options granted generally vest over four years and expire ten years from the date of grant.

        Stock option activity under the Plans is set forth below:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Balance at December 31,2016	92,509	$314.73	$5
Options granted	27,115	$291.14
Options exercised	—	$—
Options cancelled	(27,685)	$328.07

Balance at September 30, 2017	91,939	$303.76	$—

        The weighted-average grant date fair value of stock options granted during the nine months ended September 30, 2017 was $30.65 per share. As of September 30, 2017, the aggregate intrinsic value of options outstanding and vested was zero. There were no options exercised during the nine months ended September 30, 2017. The aggregate intrinsic value was calculated as the difference between the exercise prices of the underlying options and the closing market price of the common stock on the date of exercise. Because of the Company's net operating losses, the Company did not realize any tax benefits from share-based payment arrangements for the three and nine months ended September 30, 2017 and 2016.

        At September 30, 2017 and at December 31, 2016, there were 50,623 and 40,541 shares, respectively, vested with a weighted-average exercise price of $298.62 and $294.47 per share, respectively, and a weighted average contractual life of 7.17 and 7.63 years, respectively.

        The Company's RSUs vest annually over four years in equal increments. A summary of all RSU activity for the nine months ended September 30, 2017 is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Awards outstanding at December 31, 2016	5,355	$561.90	3.09	$793

Awarded	7,782	$114.41
Released	(948)	$483.12
Forfeited	(4,092)	$317.76

Awards outstanding at September 30, 2017	8,097	$264.42	3.06	$123

        As of September 30, 2017, $1,669,000 of total unrecognized compensation expense related to employee RSUs was expected to be recognized over a weighted-average period of 2.58 years. The Company used the closing market price of 15.20 per share at September 30, 2017, to determine the aggregate intrinsic value.

2015 Employee Stock Purchase Plan

        In January 2015, the Board of Directors adopted and the Company's stockholders approved the 2015 Employee Stock Purchase Plan ("ESPP") under which eligible employees are permitted to purchase common stock at a discount through payroll deductions. Initially 12,500 shares of common stock were reserved for issuance, which is subject to an automatic increase on the first day of each fiscal year, commencing in 2016, by an amount equal to the lesser of (i) 12,325 shares (ii) 1.5% of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year; or (iii) an amount as determined by the Board of Directors. For fiscal 2017, the common stock available for issuance under the ESPP was increased by 8,916 shares of common stock. The price of the common stock purchased will be the lower of 85% of the fair market value of the common stock at the beginning of an offering period or at the end of a purchase period. The ESPP is intended to qualify as an "employee stock purchase plan" within the meaning of Section 423 of the Internal Revenue Code of 1986, as amended. The first offering under the ESPP began in February 2015. As of September 30, 2017, approximately 19,095 shares of common stock remained reserved for issuance under the ESPP. The Company incurred $15,000 and $94,000 in stock-based compensation expense related to the ESPP for the three months ended September 30, 2017 and 2016, and $105,000 and $311,000 for the nine months ended September 30, 2017 and 2016, respectively.

12. Stockholders’ Equity (Deficit)

Preferred Stock

        At December 31, 2016, the Company's certificate of incorporation, as amended and restated, authorizes the Company to issue up to 5,000,000 shares of preferred stock with $0.001 par value per share, of which no shares were issued and outstanding.

Common Stock

        At December 31, 2016, the Company's certificate of incorporation, as amended and restated, authorizes the Company to issue up to 100,000,000 shares of common stock with $0.001 par value per share, of which 594,321 shares were issued and outstanding.

Common Stock Warrants

        In connection with the issuance of the Company's Series E Convertible Preferred Stock in September 2014 through January 2015, the Company issued, to each investor who purchased shares of Series E Convertible Preferred Stock, warrants to purchase up to the number of shares of common stock equal to 50% of the number of shares of the Company's Series E Convertible Preferred Stock purchased.

        The warrants are immediately exercisable, at an exercise price per share of $504.00, and expire upon the earlier of September 2, 2019 or upon the consummation of a change of control of the Company. The Company determined that these common stock warrants meet the requirements for equity classification. In connection with the issuance of its Series E Convertible Preferred Stock in September through December 2014, the Company issued warrants to purchase an aggregate of 33,314 shares of common stock. The common stock warrants were recorded at their allocated fair value of $175,000 within stockholders' equity (deficit).

        In connection with the issuance of the Company's Series E Convertible Preferred Stock in January 2015, the Company issued warrants to purchase an aggregate of 6,129 shares of common stock. The common stock warrants were recorded at their allocated fair value of $804,000 within stockholders' equity (deficit).

        On January 14, 2015, the Company amended its Series E Convertible Preferred Stock Purchase Agreement to provide for the issuance of common stock warrants to each investor who purchased shares of Series E Convertible Preferred Stock equal to 70% of the number of shares of the Company's Series E Convertible Preferred Stock purchased by such investor. As with the common stock warrants previously issued, any new common stock warrants were immediately exercisable, at an exercise price of $504.00 per share, and expire upon the earlier of September 2, 2019 or upon consummation of a change in control of the Company. As a result of this amendment to the Series E Convertible Preferred Stock Purchase Agreement, the Company issued additional warrants to purchase 15,801 shares of common stock to investors who previously acquired shares of Series E Convertible Preferred Stock from September 2014 through January 2015.

        As of December 31, 2016 and 2015, warrants to purchase an aggregate of 53,715 and 54,748 shares of common stock were outstanding, respectively.

        The Company determined that the amendment to the Series E Convertible Preferred Stock Purchase Agreement should be accounted for as a modification. Accordingly, the incremental fair value from the modification, the additional warrants to purchase 15,801 shares of common stock warrants, of $2,384,000, was recorded as an increase to stockholders' equity (deficit) and as an adjustment to net loss attributable to common stockholders in the Company's statement of operations and comprehensive loss for the year ended December 31, 2015. This amount represents a return to the preferred stockholders and is treated in a manner similar to the treatment of dividends paid to holders of preferred stock in the computation of earnings per share. As a result, the "deemed dividend" is subtracted from net loss available to common stockholders in reconciling net loss to net loss available for common stockholders.

Stock Plans

        In January 2015, the Board of Directors adopted and the Company's stockholders approved the 2015 Equity Incentive Plan ("2015 Plan"). The 2015 Plan replaced the 2009 Stock Plan (the "2009 Plan") which was terminated immediately prior to consummation of the Company's IPO, collectively the "Plans." The 2015 Plan provides for the grant of incentive stock options ("ISOs") to employees and for the grant of nonstatutory stock options ("NSOs"), restricted stock, RSUs, stock appreciation rights, performance units and performance shares to employees, directors and consultants. Initially a total of 33,000 shares of common stock were reserved for issuance pursuant to the 2015 Plan. The shares reserved for issuance under the 2015 Plan included shares reserved but not issued under the 2009 Plan, plus any share awards granted under the 2009 Plan that expire or terminate without having been exercised in full or that are forfeited or repurchased. In addition, the number of shares available for issuance under the 2015 Plan includes an automatic annual increase on the first day of each fiscal year beginning in fiscal 2016, equal to the lesser of 42,250 shares, 5.0% of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year or an amount as determined by the Board of Directors. For fiscal 2016, the common stock available for issuance under the 2015 Plan was increased by 15,804 shares of common stock. As of December 31, 2016, 24,926 shares were available for grant under the 2015 Plan.

        Pursuant to the Plans, ISOs and NSOs may be granted with exercise prices at not less than 100% of the fair value of the common stock on the date of grant and the exercise price of ISOs granted to a stockholder, who, at the time of grant, owns stock representing more than 10% of the voting power of all classes of the stock of the Company, shall be not less than 110% of the fair market value per share of common stock on the date of grant. The Company's Board of Directors determines the vesting schedule of the options. Options granted generally vest over four years and expire ten years from the date of grant.

        Stock option activity under the Plans is set forth below:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Balance at December 31, 2013	9,810	$645.19	$—

Options granted	67,928	$187.33
Options exercised	(59)	$365.72
Options cancelled	(2,603)	$665.17

Balance at December 31, 2014	75,076	$230.47	$13,188

Options granted	15,352	$668.76
Options exercised	(436)	$180.61
Options cancelled	(6,547)	$384.39

Balance at December 31, 2015	83,445	$299.29	$50,827

Options granted	17,468	$472.18
Options exercised	(572)	$180.74
Options cancelled	(7,832)	$511.20

Balance at December 31, 2016	92,509	$314.73	$5

        Additional information related to the status of options as of December 31, 2016 is summarized as follows:

Options Outstanding and Vested as of December 31, 2016
Options Outstanding				Options Vested
Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$142.00	688	9.84	$142.00	—	$142.00
$147.20	828	9.82	$147.20	—	$147.20
$162.00	105	2.44	$162.00	105	$162.00
$180.00	41,453	8.01	$180.00	20,727	$180.00
$198.00	21,564	7.87	$198.00	11,086	$198.00
$204.80	739	9.57	$204.80	—	$204.80
$250.40	37	5.06	$250.40	37	$250.40
$436.40	630	8.18	$436.40	289	$436.40
$439.20	100	8.33	$439.20	41	$439.20
$440.40	234	9.44	$440.40	—	$440.40
$495.20	1,598	9.33	$495.20	—	$495.20
$504.00	1,649	4.54	$504.00	1,649	$504.00
$518.40	2,999	9.19	$518.40	—	$518.40
$519.60	7,339	9.18	$519.60	178	$519.60
$594.00	994	5.05	$594.00	994	$594.00
$608.40	1,325	8.58	$608.40	493	$608.40
$708.80	50	8.83	$708.80	14	$708.80
$784.40	6,965	8.98	$784.40	1,964	$784.40
$810.00	2,312	6.53	$810.00	2,080	$810.00
$882.00	178	5.75	$882.00	178	$882.00
$900.00	722	5.57	$900.00	706	$900.00

	92,509	8.10		40,541	$294.47

        The weighted-average grant date fair value of stock options granted during the years ended December 31, 2016, 2015 and 2014 was $219.91, $329.37 and $269.46 per share, respectively. As of December 31, 2016, the weighted average remaining contractual life of options outstanding and vested was 7.63 years. As of December 31, 2016, the aggregate intrinsic value of options outstanding and vested was $0. The aggregate intrinsic value of options exercised was $135,000, $236,000 and none during the years ended December 31, 2016, 2015 and 2014, respectively. The aggregate intrinsic value was calculated as the difference between the exercise prices of the underlying options and the closing market price of the common stock on the date of exercise. Because of the Company's net operating losses, the Company did not realize any tax benefits from share-based payment arrangements for the years ended December 31, 2016, 2015 and 2014.

        The Company's RSUs vest annually over four years in equal increments. A summary of all RSU activity is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Awards outstanding at December 31, 2014	—	$—	—	$—

Awarded	2,271	$756.56

Awards outstanding at December 31, 2015	2,271	$756.56	3.88	$2,063

Awarded	4,633	$519.20
Released	(467)	$721.60
Forfeited	(1,082)	$598.40

Awards outstanding at December 31, 2016	5,355	$561.90	3.09	$793

        As of December 31, 2016, $2,780,000 of total unrecognized compensation expense related to employee RSUs was expected to be recognized over a weighted-average period of 3.05 years. The Company used the closing market price of $148.00 per share at December 31, 2016, to determine the aggregate intrinsic value.

2015 Employee Stock Purchase Plan

        In January 2015, the Board of Directors adopted and the Company's stockholders approved the 2015 Employee Stock Purchase Plan ("ESPP") under which eligible employees are permitted to purchase common stock at a discount through payroll deductions. Initially 12,500 shares of common stock were reserved for issuance, which is subject to an automatic increase on the first day of each fiscal year, commencing in 2016, by an amount equal to the lesser of (i) 12,325 shares (ii) 1.5% of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year; or (iii) an amount as determined by the Board of Directors. For fiscal 2016, the common stock available for issuance under the ESPP was increased by 4,741 shares of common stock. The price of the common stock purchased will be the lower of 85% of the fair market value of the common stock at the beginning of an offering period or at the end of a purchase period. The ESPP is intended to qualify as an "employee stock purchase plan" within the meaning of Section 423 of the Internal Revenue Code of 1986, as amended. The first offering under the ESPP began in February 2015. As of December 31, 2016, approximately 13,596 shares of common stock remained reserved for issuance under the ESPP. The Company incurred $372,000 and $217,000 in stock-based compensation expense related to the ESPP for the year ended December 31, 2016 and 2015, respectively.